CONDENSED STATEMENT OF CASH FLOWS (Q3) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (414,554)	$ 4,288,586
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(443)	(5,926)
Change in fair value of warrant liability	41,000	(4,974,875)
Transaction costs allocable to warrant liabilities	355,812	0
Changes in operating assets and liabilities:
Prepaid expenses	(385,967)	148,614
Accrued expenses	0	148,569
Net cash used in operating activities	(404,152)	(395,032)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(132,250,000)	0
Net cash used in investing activities	(132,250,000)	0
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from sale of Units, net of underwriting discounts paid	129,832,700	0
Proceeds from sale of Private Placement Warrants	4,145,000	0
Proceeds from promissory note - related party	75,000	0
Repayment of promissory note - related party	(75,000)	0
Payment of offering costs	(339,752)	0
Net cash provided by financing activities	133,662,948	0
Net Change in Cash	1,008,796	(395,032)
Cash - Beginning of period	0	971,469
Cash - End of period	1,008,796	576,437
Non-Cash investing and financing activities:
Measurement adjustment of Class A common stock subject to redemption amount	(13,511,990)	0
Deferred underwriting fee payable	$ 4,628,750	$ 0